Pension and Other Benefit Programs (Benefit Obligation, Benefits Paid During the Period, Accrued Benefit Cost) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic post-retirement benefit costs		$ 1,000,000	$ 2,000,000
Discount rate		3.90%	4.10%
Actuarial Determined Benefit Obligation
Interest cost		$ 7,000,000	$ 8,000,000
Actuarial gain		(20,000,000)	(12,000,000)
Defined Benefit Plan, Contributions by Plan Participants		3,000,000	3,000,000
Other current liabilities		(11,000,000)	(12,000,000)
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic post-retirement benefit costs	$ 9,000,000	7,000,000	8,000,000
Actuarial Determined Benefit Obligation
Benefit obligation at the end of year		200,000,000	224,000,000
Benefits paid		(14,000,000)	(14,000,000)
Accrued employee benefits		$ (189,000,000)	$ (212,000,000)